Retention Receivables, Net - Schedule of Retention Receivables, Net (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Retention Receivables, Net [Abstract]
Retention receivables	$ 597,580	$ 76,811	$ 341,132
Allowance for expected credit losses	(15,005)	(1,929)	(8,565)
Balance at end of year	$ 582,575	$ 74,882	$ 332,567